Share-based payment (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Weighted Average Fair Value of Programs Granted and Principal Assumptions used in Applying Black-Scholes Model

The weighted average fair value of the programs granted during the financial years ended December 31, 2020 and 2019 and the principal assumptions used in applying the Black-Scholes model were as follows:

	Stock grant programs
	Cosan S.A.		Rumo S.A.		Comgás		Compass Gás e Energia
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Weighted average fair value at grant date	50.88	50.88	13.12	22.17	60.07	78.58	13.58	—
Key assumptions:
Share price at grant date	83.79	50.88	20.01	22.17	—	78.58	13.58	—
Risk-free interest rate	6.94%	6.82%	6.94%	6.82%	6.94%	6.82%	N.A	—
Volatility factor	36.50%	36.50%	36.50%	27.46%	32.81%	32.80%	N.A	—

Summary of Number and Weighted-average Exercise Prices of Share Options

The movement in the number of awards outstanding and their related weighted-average exercise prices are as follows:

At January 1, 2019	10,667,826
Granted	1,090,536
Vested	(963,430)
Cancelled	(3,492,003)
At December 31, 2019	7,302,929
Granted	2,883,559
Vested	(1,942,401)
Cancelled	(197,330)
At December 31, 2020	8,046,757

Cosan S.A. Industria e Comercio [member] | Equity-settled plans [member]
Statement [LineItems]
Summary of Share-based Payment Arrangements
Type of award / Grant date	Company	Expected life (years)	Shares granted	Exercised / canceled / transferred	Available
Share-based payment plan
April 27, 2017	Cosan S.A.	5	274,000	(84,000)	190,000
July 31, 2017	Cosan S.A.	5	298,107	(90,262)	207,845
July 31, 2018	Cosan S.A.	5	210,602	(17,868)	192,734
July 31, 2019	Cosan S.A.	5	57,255	—	57,255
July 31, 2020	Cosan S.A.	5	17,243	—	17,243
			857,207	(192,130)	665,077

April 20, 2017	Comgás	5	61,300	(14,405)	46,895
August 12, 2017	Comgás	5	97,780	(13,616)	84,164
August 1, 2018	Comgás	5	96,787	(5,338)	91,449
July 31, 2019	Comgás	5	83,683	(3,997)	79,686
February 01, 2020	Compass Gás e Energia	5	1,858,969	—	1,858,969
			2,198,519	(37,356)	2,161,163

October 1, 2015	Rumo	5	1,485,900	(1,485,900)	—
January 2, 2017	Rumo	5	1,476,000	(23,600)	1,452,400
September 1, 2017	Rumo	5	870,900	(144,450)	726,450
August 1, 2018	Rumo	5	1,149,544	(173,453)	976,091
August 15, 2019	Rumo	5	843,152	(29,074)	814,078
August 15, 2019	Rumo	5	776,142	—	776,142
			6,601,638	(2,068,877)	4,745,161

August 18, 2017(i)	Cosan Limited	5	7,146,694	(7,146,694)	—
			7,146,694	(7,146,694)	—

Share-based payment plan (modification plans)
August 18, 2011	Cosan S.A.	1 to 12	1,501,626	(1,276,283)	225,343
December 12, 2012	Cosan S.A.	1 to 7	24,647	(24,647)	—
April 24, 2013	Cosan S.A.	5 to 7	122,123	(122,123)	—
April 25, 2014	Cosan S.A.	5 to 7	283,808	(283,808)	—
August 31, 2015	Cosan S.A.	5 to 7	463,906	(453,515)	10,391
			2,396,110	(2,160,376)	235,734
Cash-settled transactions
July 31, 2019	Cosan Limited	5	255,000	(255,000)	—

July 31, 2019	Moove	5	132,670	—	132,670
July 31, 2020	Moove	5	106,952	—	106,952
			239,622	—	239,622

Total			19,694,790	(11,648,033)	8,046,757